Inventories (Tables)	6 Months Ended
Jun. 30, 2021
Inventories
Schedule of inventories

	June 30,	December 31,
	2021	2020
Finished products	3,055	2,626
Work in progress	725	647
Consumable inventory	921	788
Total	4,701	4,061

Schedule of reversal (provision) for net realizable value

	Three-month period ended June 30,		Six-month period ended June 30,
	2021	2020	2021	2020
Reversal (provision) for net realizable value	(12)	23	1	(39)